Investment Objectives and Goals	Jan. 28, 2026
Shenkman Capital Floating Rate High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Shenkman Capital Floating Rate High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Floating Rate Fund seeks to generate a high level of current income.
Shenkman Capital Short Duration High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Shenkman Capital Short Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Short Duration Fund seeks to generate a high level of current income.